NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
Notes Payable
NOTES PAYABLE

NOTE 11 – NOTES PAYABLE

The balance of the Notes Payable outstanding as of December 31, 2023, and December 31, 2022, was $1,359,865 and $1,134,262 respectively. The balances as of December 31, 2023, were comprised of numerous 8% notes for $1,082,761 due to Ylimit, payable on September 30, 2023, and $277,104 in notes due to former Stage It shareholders. During the three months ended September 30, 2023 the company entered into a loan modification agreement with Ylimit. Under the terms of the agreement Ylimit converted $102,603 in accrued interest into loan principal, and extended the maturity date of its outstanding promissory note to September 30, 2024. Also during the six months ended September 30, 2023 Ylimit advanced $80,000 to the company in the form of new notes. This amount is included in the outstanding balance of $1,082,761.